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                                                     Francine J. Rosenberger
                                                     202.778.9187
                                                     Fax:  202.778.9100
                                                     francine.rosenberger@kl.com
January 31, 2001

EDGAR FILING
------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:  Heritage Income Trust
                   File Nos. 33-30361 and 811-5853
                 ---------------------------------

Dear Sir or Madam:

         Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the above Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 18 ("PEA No. 18") to its Registration Statement on Form N-1A and that PEA No. 18 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

                                         Very truly yours,

                                         /s/ Francine J. Rosenberger
                                         -------------------------------
                                         Francine J. Rosenberger


Attachments

cc:  Donald H. Glassman
         Heritage Asset Management, Inc.